Non-controlling Interest - Summarized Statement of Balance Sheets (Details) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Minority Interest [Line Items]
Current assets	$ 51,190,086	$ 37,388,013		$ 89,527,517
Current liabilities	30,209,341	30,316,694		34,809,438
Total equity	53,778,639	60,837,599	$ 122,860,418	137,545,309	$ 102,962,406
Equity holders of the Corporation	43,276,707	48,115,522		115,367,753
Non-controlling interest	10,501,932	12,722,077		22,177,556
Sprout Foods, Inc.
Minority Interest [Line Items]
Current assets	11,430,620	12,260,375		11,338,209
Non-current assets	38,751,184	39,000,367		51,263,341
Current liabilities	7,963,838	5,991,483		6,125,690
Non-current liabilities	26,760,154	25,362,259		12,031,860
Total equity	15,457,812	19,907,000		44,444,000
Equity holders of the Corporation	4,955,880	7,184,923		22,266,444
Non-controlling interest	$ 10,501,932	$ 12,722,077		$ 22,177,556